13F-HR
1
mcl@oakvalue.com
NONE

MARGARET C. LANDIS
919 419-1900

0000936699
2$wkdrmw
12/31/2001

13F-HR
4 QTR 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 12/31/2001
                                         ---------------

Check here if Amendment [X]; Amendment Number: __1__
This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		02/21/2002
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 67
                                        ----------------------

Form 13F Information Table Value Total: 1,478,086
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   255679     3382 SH       SOLE                     3382
AFLAC                          COM              001055102    11216   456658 SH       SOLE                   431901             24757
                                                              4492   182900 SH       DEFINED 01             182900
AOL Time Warner, Inc.          COM              00184A105    33617  1047244 SH       SOLE                   911344            135900
                                                             10710   333650 SH       DEFINED 01             333650
Ambac Financial Group, Inc.    COM              023139108    56602   978259 SH       SOLE                   851950            126309
                                                             17728   306400 SH       DEFINED 01             306400
Atherogenics, Inc.             COM              047439104      504    83333 SH       SOLE                    83333
Berkshire Hathaway - Cl. A     COM              084670108    23058      305 SH       SOLE                      240                65
                                                              8694      115 SH       DEFINED 01                115
Berkshire Hathaway - Cl. B     COM              084670207    90794    35958 SH       SOLE                    32225              3733
                                                             25386    10054 SH       DEFINED 01              10054
Cendant Corp.                  COM              151313103    62827  3203808 SH       SOLE                  2815283            388525
                                                             18739   955575 SH       DEFINED 01             955575
Certegy                        COM              156880106     8269   241654 SH       SOLE                   202173             39481
                                                              2704    79025 SH       DEFINED 01              79025
Charter Communications Inc.    COM              16117M107    51302  3122454 SH       SOLE                  2752554            369900
                                                             15727   957200 SH       DEFINED 01             957200
Closure Medical Corporation    COM              189093107     5325   227950 SH       SOLE                   227950
Comcast Corp                   COM              200300200    50481  1402262 SH       SOLE                  1225712            176550
                                                             15680   435550 SH       DEFINED 01             435550
Constellation Brands Inc.      COM              21036P108    22397   522675 SH       SOLE                   470225             52450
                                                              6834   159475 SH       DEFINED 01             159475
Corning Inc                    COM              219350105    20120  2255599 SH       SOLE                  1966099            289500
                                                              6506   729375 SH       DEFINED 01             729375
Dow Jones & Co.                COM              260561105    20834   380675 SH       SOLE                   330600             50075
                                                              6728   122925 SH       DEFINED 01             122925
E. W. Scripps Co.              COM              811054204    31011   469862 SH       SOLE                   404107             65755
                                                             12054   182635 SH       DEFINED 01             182635
Equifax                        COM              294429105    11950   494817 SH       SOLE                   415717             79100
                                                              4421   183050 SH       DEFINED 01             183050
Hewlett-Packard Co.            COM              428236103    11456   557720 SH       SOLE                   490420             67300
                                                              3423   166650 SH       DEFINED 01             166650
Household International Inc    COM              441815107    22965   396350 SH       SOLE                   333975             62375
                                                             10061   173650 SH       DEFINED 01             173650
Intel Corp                     COM              458140100      368    11700 SH       SOLE                    11700
Interpublic Group              COM              460690100    23410   792478 SH       SOLE                   684703            107775
                                                              8219   278225 SH       DEFINED 01             278225
Intl Flavors & Fragrances      COM              459506101    18525   623529 SH       SOLE                   521979            101550
                                                              7358   247650 SH       DEFINED 01             247650
J. P. Morgan & Co., Inc.       COM              46625H100    28502   784110 SH       SOLE                   686635             97475
                                                              8789   241800 SH       DEFINED 01             241800
Johnson & Johnson              COM              478160104     2655    44924 SH       SOLE                    44924
Lexmark International Inc.     COM              529771107     6435   109065 SH       SOLE                    93415             15650
                                                              1752    29700 SH       DEFINED 01              29700
PartnerRe Ltd Bermuda          COM              G6852T105    22186   410853 SH       SOLE                   358328             52525
                                                              8856   164000 SH       DEFINED 01             164000
Pfizer Inc.                    COM              717081103      351     8810 SH       SOLE                     8810
Republic Services Inc.         COM              760759100    26952  1349639 SH       SOLE                  1146964            202675
                                                             10015   501525 SH       DEFINED 01             501525
Scientific-Atlanta             COM              808655104    16383   684326 SH       SOLE                   592076             92250
                                                              3759   157000 SH       DEFINED 01             157000
Tellabs, Inc.                  COM              879664100    24509  1638305 SH       SOLE                  1406005            232300
                                                              7737   517200 SH       DEFINED 01             517200
Tiffany & Co.                  COM              886547108    25701   816675 SH       SOLE                   725190             91485
                                                              6280   199565 SH       DEFINED 01             199565
Tupperware Inc                 COM              899896104     7221   375094 SH       SOLE                   318769             56325
                                                              2679   139175 SH       DEFINED 01             139175
USA Networks, Inc.             COM              902984103    64108  2347420 SH       SOLE                  2050395            297025
                                                             16520   604900 SH       DEFINED 01             604900
Walt Disney Co.                COM              254687106    43731  2110569 SH       SOLE                  1855544            255025
                                                             11679   563675 SH       DEFINED 01             563675
Washington Post Co. Class B    COM              939640108    38698    73016 SH       SOLE                    65654              7362
                                                             11888    22430 SH       DEFINED 01              22430
XL Cap Ltd.                    COM              G98255105    46899   513345 SH       SOLE                   444745             68600
                                                             15515   169825 SH       DEFINED 01             169825
Goldman Sachs Emerging Mkts Eq                  38142b450      112 14624.744SH       SOLE                14624.744